Guarantor Subsidiaries (Schedule Of Guarantor Subsidiaries, Cash Flow) (Detail) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Consolidated net income (loss)	$ (386,634)	$ (50,165)	$ (107,824)	$ (171,779)	$ (432,390)	$ (302,233)	$ (92,172)	$ 20,007	$ (209,119)	$ (762,158)	$ (583,517)	$ (411,190)
Reconciling items:
Impairment charges		19,239	35	4,902	0	16,970	0	0	0	24,176	16,970	37,651
Depreciation and amortization	170,453	186,100	175,865	174,062	174,871	191,582	177,330	179,734	182,182	710,898	730,828	729,285
Deferred taxes	16,220				25,308					33,923	(158,170)	(304,611)
Provision for doubtful accounts	6,448				3,418					14,167	20,243	11,715
Amortization of deferred financing charges and note discounts, net	15,602				31,220					89,701	124,342	164,097
Share-based compensation	2,524				3,036					10,713	16,715	28,540
(Gain) loss on disposal of operating and fixed assets	552				(165)					(44,512)	(22,998)	(48,127)
(Gain) loss on marketable securities	(579)	0	0	0	0	50	(31)	(130,898)	0	0	(130,879)	4,580
Equity in (earnings) loss of nonconsolidated affiliates	(331)	29	(3,955)	16	13,326	91,291	(3,983)	(5,971)	(3,641)	9,416	77,696	(18,557)
Loss (gain) on extinguishment of debt	2,201	(12,912)	$ 4,840	47,503	3,916	83,980	$ 0	$ 0	3,888	43,347	87,868	254,723
Other reconciling items, net	(20,033)				(1,577)					(14,325)	19,904	14,234
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
(Increase) decrease in accounts receivable	114,083				149,407					(13,898)	(29,605)	(34,238)
Increase (decrease) in accrued expenses	(63,457)				(39,724)					31,049	26,105	34,874
Increase (decrease) in accounts payable	6,284				8,008					6,404	(2,620)	13,863
Increase (decrease) in accrued interest	(73,316)				(39,739)					88,560	16,014	20,223
Increase (decrease) in deferred income	48,623				61,525					11,288	7,508	33,482
Changes in other operating assets and liabilities	(74,852)				(52,088)					6,367	(3,532)	(45,412)
Net cash provided by (used for) operating activities	(236,212)				(91,648)					245,116	212,872	485,132
Cash flows from investing activities:
Proceeds from sale of investment securities	579				220,961					236,618	135,571	0
Purchases of businesses										841	(97)	(50,116)
Purchases of property, plant and equipment	(56,455)				(67,408)					(318,164)	(324,526)	(390,280)
Proceeds from disposal of assets	32,603				1,425					10,273	81,598	59,665
Purchases of other operating assets	(1,964)				(370)					(4,541)	(21,532)	(14,826)
Investments in subsidiaries										0
Dividends from subsidiaries										0	0	0
Change in other, net	(5,331)				(1,954)					(13,709)	(4,379)	(1,464)
Net cash provided by (used for) investing activities	(30,568)				152,654					(88,682)	(133,365)	(397,021)
Cash flows from financing activities:
Draws on credit facilities	120,000				820					68,010	272,252	604,563
Payments on credit facilities	(1,859)				(247,675)					(315,682)	(27,315)	(1,931,419)
Intercompany funding										0	0	0
Proceeds from long-term debt	950,000				209,975					2,062,475	575,000	4,917,643
Payments on long-term debt	(931,274)				(63,902)					(2,099,101)	(1,248,860)	(3,346,906)
Payments to repurchase noncontrolling interests	(20,400)									(48,750)	(61,143)	(7,040)
Dividends and other payments to noncontrolling interests	(2,119)				(3,955)					(40,027)	(91,887)	(251,665)
Dividends paid										0	0	0
Deferred financing charges	(10,011)				(1,064)					(26,169)	(18,390)	(83,617)
Change in other, net	644				(183)					1,243	4,461	3,092
Net cash provided by (used for) financing activities	104,981				(105,984)					(398,001)	(595,882)	(95,349)
Effect of exchange rate changes on cash	(6,211)				(2,431)					(9,560)	(484)	3,566
Net increase (decrease) in cash and cash equivalents	(168,010)				(47,409)					(251,127)	(516,859)	(3,672)
Cash and cash equivalents at beginning of period	457,024			660,742	708,151				1,225,010	708,151	1,225,010	1,228,682
Cash and cash equivalents at end of period	289,014	457,024			660,742	708,151				457,024	708,151	1,225,010
iHM [Member]
Cash flows from operating activities:
Consolidated net income (loss)	(384,173)				(362,402)					(722,412)	(501,897)	(336,674)
Reconciling items:
Impairment charges										0	0	0
Depreciation and amortization										0	0	0
Deferred taxes										0	0	0
Provision for doubtful accounts										0	0	0
Amortization of deferred financing charges and note discounts, net										0	0	0
Share-based compensation										0	0	0
(Gain) loss on disposal of operating and fixed assets										0	0	0
(Gain) loss on marketable securities										0	0	0
Equity in (earnings) loss of nonconsolidated affiliates	384,173				362,402					722,412	501,897	336,674
Loss (gain) on extinguishment of debt										0	0	0
Other reconciling items, net										0	0	0
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
(Increase) decrease in accounts receivable										0	0	0
Increase (decrease) in accrued expenses										0	0	0
Increase (decrease) in accounts payable										0	0	0
Increase (decrease) in accrued interest										0	0	0
Increase (decrease) in deferred income										0	0	0
Changes in other operating assets and liabilities										0	0	0
Net cash provided by (used for) operating activities										0	0	0
Cash flows from investing activities:
Proceeds from sale of investment securities										0	0	0
Purchases of businesses										0	0	0
Purchases of property, plant and equipment										0	0	0
Proceeds from disposal of assets										0	0	0
Purchases of other operating assets										0	0	0
Investments in subsidiaries										0
Dividends from subsidiaries	6									993	0	0
Change in other, net					596					0	(270)	0
Net cash provided by (used for) investing activities	6				596					993	(270)	0
Cash flows from financing activities:
Draws on credit facilities										0	0	0
Payments on credit facilities										0	0	0
Intercompany funding										0	0	0
Proceeds from long-term debt										0	0	0
Payments on long-term debt										0	0	0
Payments to repurchase noncontrolling interests										0	0	0
Dividends and other payments to noncontrolling interests										0	0	0
Dividends paid										0	0	0
Deferred financing charges										0	0	0
Change in other, net	(6)				(596)					(993)	270	0
Net cash provided by (used for) financing activities	(6)				(596)					(993)	270	0
Effect of exchange rate changes on cash										0	0	0
Net increase (decrease) in cash and cash equivalents										0	0	0
Cash and cash equivalents at beginning of period	0				0				0	0	0	0
Cash and cash equivalents at end of period		0				0				0	0	0
Subsidiary Issuer [Member]
Cash flows from operating activities:
Consolidated net income (loss)	(384,173)				(362,402)					(722,412)	(501,897)	(336,674)
Reconciling items:
Impairment charges										0	0	0
Depreciation and amortization										0	0	0
Deferred taxes	37,483				60,033					105,872	(96,806)	(164,449)
Provision for doubtful accounts										0	0	0
Amortization of deferred financing charges and note discounts, net	13,982				36,143					92,277	141,886	196,549
Share-based compensation										0	0	0
(Gain) loss on disposal of operating and fixed assets										0	0	0
(Gain) loss on marketable securities										0	0	1
Equity in (earnings) loss of nonconsolidated affiliates	33,483				309					(458,156)	(439,900)	(492,819)
Loss (gain) on extinguishment of debt	2,201				(45,330)					(127,707)	87,868	33,652
Other reconciling items, net										0	1	0
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
(Increase) decrease in accounts receivable										0	0	0
Increase (decrease) in accrued expenses	35,704				112,909					35,975	0	0
Increase (decrease) in accounts payable										0	0	0
Increase (decrease) in accrued interest	(85,528)				(56,600)					94,485	11,714	21,731
Increase (decrease) in deferred income										0	0	0
Changes in other operating assets and liabilities	(2,135)				(1,690)					(1,374)	(35,373)	(60,782)
Net cash provided by (used for) operating activities	(348,983)				(256,628)					(981,040)	(832,507)	(802,791)
Cash flows from investing activities:
Proceeds from sale of investment securities										0	0	0
Purchases of businesses										0	0	0
Purchases of property, plant and equipment										0	0	0
Proceeds from disposal of assets										0	0	0
Purchases of other operating assets										0	0	0
Investments in subsidiaries										0
Dividends from subsidiaries										0	329,867	1,925,661
Change in other, net										0	0	0
Net cash provided by (used for) investing activities										0	329,867	1,925,661
Cash flows from financing activities:
Draws on credit facilities	120,000									65,000	269,500	602,500
Payments on credit facilities					(247,000)					(312,000)	(22,500)	(1,928,051)
Intercompany funding										1,215,783	1,160,225	914,258
Intercompany funding	220,222				505,805
Proceeds from long-term debt	950,000									2,080,450	575,000	0
Payments on long-term debt	(931,222)				(1,740)					(2,042,255)	(1,461,811)	(695,342)
Payments to repurchase noncontrolling interests										0		0
Dividends and other payments to noncontrolling interests	(6)									(993)	0	0
Dividends paid										0	0	0
Deferred financing charges	(10,011)				159					(24,947)	(18,046)	(13,629)
Change in other, net					(596)					0	270	(2,596)
Net cash provided by (used for) financing activities	348,983				256,628					981,038	502,638	(1,122,860)
Effect of exchange rate changes on cash										0	0	0
Net increase (decrease) in cash and cash equivalents										(2)	(2)	10
Cash and cash equivalents at beginning of period	7			9	9				11	9	11	1
Cash and cash equivalents at end of period	7	7			9	9				7	9	11
Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Consolidated net income (loss)	(35,716)				(9,010)					463,050	359,403	370,016
Reconciling items:
Impairment charges										20,646	3,820	0
Depreciation and amortization	76,041				75,779					303,299	326,185	328,633
Deferred taxes	(26,668)				(22,461)					(53,442)	3,870	20,143
Provision for doubtful accounts	3,907				1,882					6,982	15,052	4,459
Amortization of deferred financing charges and note discounts, net										0	(3,621)	(7,534)
Share-based compensation	599				1,026					2,970	8,990	17,951
(Gain) loss on disposal of operating and fixed assets	1,907				2,489					(36,711)	(11)	2,825
(Gain) loss on marketable securities	(579)									0	(170,133)	2,001
Equity in (earnings) loss of nonconsolidated affiliates	20,873				53,019					(73,080)	94,224	174,774
Loss (gain) on extinguishment of debt					48,366					181,078	0	0
Other reconciling items, net	65				319					71	(111)	(7,707)
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
(Increase) decrease in accounts receivable	80,343				98,808					24,454	(72,752)	12,256
Increase (decrease) in accrued expenses	(14,049)				(122,159)					(13,923)	8,072	9,432
Increase (decrease) in accounts payable	2,018				(4,886)					10,804	7,853	11,312
Increase (decrease) in accrued interest					46					(2,998)	321	0
Increase (decrease) in deferred income	8,223				18,118					16,962	6,953	9,521
Changes in other operating assets and liabilities	(39,551)				(22,930)					20,674	40,257	(16,167)
Net cash provided by (used for) operating activities	77,413				118,406					870,836	628,372	931,915
Cash flows from investing activities:
Proceeds from sale of investment securities	579									0	75	0
Purchases of businesses										502	(97)	(45,395)
Purchases of property, plant and equipment	(14,604)				(28,764)					(86,772)	(118,024)	(114,023)
Proceeds from disposal of assets	31,665				(997)					(2,588)	39,464	3,223
Purchases of other operating assets	(1,935)				(437)					(3,629)	(11,049)	(9,107)
Investments in subsidiaries										(125,000)
Dividends from subsidiaries					210,959					363,326	200,785	1,916,209
Change in other, net	(5,331)				(300)					(10,325)	(1,236)	2,700
Net cash provided by (used for) investing activities	10,374				180,461					135,514	109,918	1,753,607
Cash flows from financing activities:
Draws on credit facilities										0	0	0
Payments on credit facilities										0	0	0
Intercompany funding										(965,843)	(805,529)	(896,192)
Intercompany funding	(263,529)				(270,510)
Proceeds from long-term debt										0	0	0
Payments on long-term debt	(39)									2,743	0	(927)
Payments to repurchase noncontrolling interests										0	0	0
Dividends and other payments to noncontrolling interests										0	0	0
Dividends paid										0	(84,377)	(1,916,207)
Deferred financing charges										0	0	0
Change in other, net										0	0	0
Net cash provided by (used for) financing activities	(263,568)				(270,510)					(963,100)	(889,906)	(2,813,326)
Effect of exchange rate changes on cash										0	0	0
Net increase (decrease) in cash and cash equivalents	(175,781)				28,357					43,250	(151,616)	(127,804)
Cash and cash equivalents at beginning of period	225,402			210,509	182,152				333,768	182,152	333,768	461,572
Cash and cash equivalents at end of period	49,621	225,402			210,509	182,152				225,402	182,152	333,768
Non-Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Consolidated net income (loss)	(20,117)				(52,429)					100,316	9,925	(37,775)
Reconciling items:
Impairment charges										3,530	13,150	37,651
Depreciation and amortization	94,412				99,092					407,599	404,643	400,652
Deferred taxes	5,405				(12,264)					(18,507)	(65,234)	(160,305)
Provision for doubtful accounts	2,541				1,536					7,185	5,191	7,256
Amortization of deferred financing charges and note discounts, net	827				(13,886)					(18,493)	(55,452)	(103,271)
Share-based compensation	1,925				2,010					7,743	7,725	10,589
(Gain) loss on disposal of operating and fixed assets	(1,355)				(2,654)					(7,801)	(22,987)	(50,952)
(Gain) loss on marketable securities					(51,078)					(62,895)	18	2,578
Equity in (earnings) loss of nonconsolidated affiliates	(522)				13,237					8,889	77,410	(19,464)
Loss (gain) on extinguishment of debt										0	0	221,071
Other reconciling items, net	(20,098)				(1,896)					(14,396)	20,014	21,941
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
(Increase) decrease in accounts receivable	33,740				50,599					(38,352)	43,147	(46,494)
Increase (decrease) in accrued expenses	(85,112)				(30,474)					8,997	18,033	25,442
Increase (decrease) in accounts payable	4,266				12,894					(4,400)	(10,473)	2,551
Increase (decrease) in accrued interest	(489)				(1,915)					811	4,087	(2,377)
Increase (decrease) in deferred income	40,400				43,407					(5,674)	555	23,961
Changes in other operating assets and liabilities	(20,465)				(9,652)					(19,605)	(8,524)	32,406
Net cash provided by (used for) operating activities	35,358				46,527					354,947	441,228	365,460
Cash flows from investing activities:
Proceeds from sale of investment securities					430,701					609,135	355,073	50,149
Purchases of businesses										339	0	(4,721)
Purchases of property, plant and equipment	(41,851)				(38,644)					(231,392)	(206,502)	(276,257)
Proceeds from disposal of assets	938				2,422					12,861	42,134	56,442
Purchases of other operating assets	(29)				67					(912)	(10,483)	(5,719)
Investments in subsidiaries										0
Dividends from subsidiaries										0	0	0
Change in other, net	(20,400)				(64,742)					(500,451)	(3,143)	(4,857)
Net cash provided by (used for) investing activities	(61,342)				329,804					(110,420)	177,079	(184,963)
Cash flows from financing activities:
Draws on credit facilities					820					3,010	2,752	2,063
Payments on credit facilities	(1,859)				(675)					(3,682)	(4,815)	(3,368)
Intercompany funding										(249,940)	(378,917)	(18,066)
Intercompany funding	43,307				(235,295)
Proceeds from long-term debt										0	0	4,917,643
Payments on long-term debt	(13)				(11)					(48)	(6,626)	(2,700,786)
Payments to repurchase noncontrolling interests										0	(61,143)	(7,040)
Dividends and other payments to noncontrolling interests	(2,119)				(214,914)					(405,914)	(91,887)	(251,665)
Dividends paid										125,000	(446,275)	(1,935,115)
Deferred financing charges					(4)					(4)	(344)	(69,988)
Change in other, net	650				413					2,236	4,191	6,381
Net cash provided by (used for) financing activities	39,966				(449,666)					(529,342)	(983,064)	(59,941)
Effect of exchange rate changes on cash	(6,211)				(2,431)					(9,560)	(484)	3,566
Net increase (decrease) in cash and cash equivalents	7,771				(75,766)					(294,375)	(365,241)	124,122
Cash and cash equivalents at beginning of period	231,615			$ 450,224	525,990				891,231	525,990	891,231	767,109
Cash and cash equivalents at end of period	239,386	231,615			450,224	525,990				231,615	525,990	891,231
Consolidation, Eliminations [Member]
Cash flows from operating activities:
Consolidated net income (loss)	437,545				353,853					119,300	50,949	(70,083)
Reconciling items:
Impairment charges										0	0	0
Depreciation and amortization										0	0	0
Deferred taxes										0	0	0
Provision for doubtful accounts										0	0	0
Amortization of deferred financing charges and note discounts, net	793				8,963					15,917	41,529	78,353
Share-based compensation										0	0	0
(Gain) loss on disposal of operating and fixed assets										0	0	0
(Gain) loss on marketable securities					51,078					62,895	39,236	0
Equity in (earnings) loss of nonconsolidated affiliates	(438,338)				(415,641)					(190,649)	(155,935)	(17,722)
Loss (gain) on extinguishment of debt					880					(10,024)	0	0
Other reconciling items, net										0	0	0
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
(Increase) decrease in accounts receivable										0	0	0
Increase (decrease) in accrued expenses										0	0	0
Increase (decrease) in accounts payable										0	0	0
Increase (decrease) in accrued interest	12,701				18,730					(3,738)	(108)	869
Increase (decrease) in deferred income										0	0	0
Changes in other operating assets and liabilities	(12,701)				(17,816)					6,672	108	(869)
Net cash provided by (used for) operating activities					47					373	(24,221)	(9,452)
Cash flows from investing activities:
Proceeds from sale of investment securities					(209,740)					(372,517)	(219,577)	(50,149)
Purchases of businesses										0	0	0
Purchases of property, plant and equipment										0	0	0
Proceeds from disposal of assets										0	0	0
Purchases of other operating assets										0	0	0
Investments in subsidiaries										125,000
Dividends from subsidiaries	(6)				(210,959)					(364,319)	(530,652)	(3,841,870)
Change in other, net	20,400				62,492					497,067	270	693
Net cash provided by (used for) investing activities	20,394				(358,207)					(114,769)	(749,959)	(3,891,326)
Cash flows from financing activities:
Draws on credit facilities										0	0	0
Payments on credit facilities										0	0	0
Intercompany funding										0	24,221	0
Proceeds from long-term debt					209,975					(17,975)	0	0
Payments on long-term debt					(62,151)					(59,541)	219,577	50,149
Payments to repurchase noncontrolling interests	(20,400)									(48,750)	0	0
Dividends and other payments to noncontrolling interests	6				210,959					366,880	0	0
Dividends paid										(125,000)	530,652	3,851,322
Deferred financing charges					(1,219)					(1,218)	0	0
Change in other, net					596					0	(270)	(693)
Net cash provided by (used for) financing activities	(20,394)				358,160					114,396	774,180	3,900,778
Effect of exchange rate changes on cash										0	0	0
Net increase (decrease) in cash and cash equivalents										0	0	0
Cash and cash equivalents at beginning of period	$ 0				$ 0				$ 0	0	0	0
Cash and cash equivalents at end of period		$ 0				$ 0				$ 0	$ 0	$ 0